SSGA Funds

(the “Trust”)

SSGA Dynamic Small Cap Fund Class A (SSSDX) Class I (SSSJX) Class K (SSSKX) Class N (SVSCX)	SSGA International Stock Selection Fund Class A (SSILX) Class I (SSIPX) Class K (SSIQX) Class N (SSAIX)	State Street Disciplined Emerging Markets Equity Fund Class A (SSELX) Class I (SSEOX) Class K (SSEQX) Class N (SSEMX)

SSGA S&P 500 Index Fund Class N (SVSPX)

SUPPLEMENT DATED AUGUST 30, 2018 TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION (“SAIs”), EACH DATED DECEMBER 19, 2017

AS EACH MAY BE SUPPLEMENTED AND/OR REVISED FROM TIME TO TIME

Effective August 31, 2018, the mailing addresses for DST Asset Manager Solutions, Inc. (“DST”), transfer agent to each Fund, are as follows:

By Mail:

STATE STREET GLOBAL ADVISORS

PO Box 219737

KANSAS CITY, MO 64121-9737

By Overnight/Registered, Express, Certified Mail:

STATE STREET GLOBAL ADVISORS

430 W 7TH STREET SUITE 219737

KANSAS CITY, MO 64105-1407

Accordingly, all references to the prior addresses of DST in each Summary Prospectus, Prospectus and SAI are deleted and replaced with the new addresses shown above.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

DSTSSGASUPP2018